Associated companies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Net income statement effect	$ (9)	$ 15,339	$ 673
Other comprehensive income effect		46	(56)
Total comprehensive income effect	(9)	15,385	617
Recycling of the Novartis share of other comprehensive income from associated companies	0	3
Roche Holding AG, Switzerland
Disclosure of associates [line items]
Net income statement effect		15,341	677
Other comprehensive income effect		46	(56)
Total comprehensive income effect		15,387	621
Others
Disclosure of associates [line items]
Net income statement effect	(9)	(2)	(4)
Total comprehensive income effect	$ (9)	$ (2)	$ (4)